SEGMENT INFORMATION (Details 1) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Identifiable long-lived tangible assets	$ 7,750,367	$ 7,671,786	$ 295
China [Member]
Identifiable long-lived tangible assets	136,800	25,516	$ 295
United States [Member]
Identifiable long-lived tangible assets	$ 7,613,567	$ 7,646,270